Manager
Securities Operations

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

Cert NYS

NYSE

1-8918

04047001

RECD SEC
OCT 6 2004

October 6, 2004

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, SunTrust Banks, Inc., Guarantee of 7.70% Trust Preferred Securities of National Commerce Capital Trust II and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on October 6, 2004.

Sincerely,

PROCESSED
OCT 08 2004
THOMSON
FINANCIAL